Investment in equity accounted investees	12 Months Ended
Mar. 31, 2021
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
Investment in equity accounted investees
15. Investment in equity accounted investees

	As of March 31,
	2021		2020
Equity shares held in Kunshan Rotam Reddy Pharmaceutical Company Limited, China	Rs.	3,307	Rs.	2,714
Equity shares held in DRES Energy Private Limited, India		68		49
	Rs.	3,375	Rs.	2,763

Details of the Company’s investment in Kunshan Rotam Reddy Pharmaceuticals Company Limited:

Kunshan Rotam Reddy Pharmaceuticals Company Limited (“Reddy Kunshan”) is engaged in manufacturing and marketing of finished dosages in China. The Company’s interest in Reddy Kunshan was 51.3% as of March 31, 2021 and 2020. Four directors of the Company are on the board of Reddy Kunshan, which consists of eight directors. Under the terms of the joint venture agreement, all major decisions with respect to operating activities, significant financing and other activities are taken by the approval of at least five of the eight directors of Reddy Kunshan’s board. As the Company does not control Reddy Kunshan’s board and the other partners have significant participation rights, the Company’s interest in Reddy Kunshan has been accounted for under the equity method of accounting.

Summary financial information of Reddy Kunshan, as translated into the reporting currency of the Company and not adjusted for the percentage ownership held by the Company, is as follows:

	As of/for the Year Ended March 31,
	2021		2020		2019
Ownership		51.3%		51.3%		51.3%
Total current assets	Rs.	8,778	Rs.	6,925	Rs.	6,195
Total non-current assets		892		732		374
Total assets	Rs.	9,670	Rs.	7,657	Rs.	6,569
Equity	Rs.	6,088	Rs.	4,931	Rs.	4,448
Total current liabilities		3,582		2,726		2,121
Total equity and liabilities	Rs.	9,670	Rs.	7,657	Rs.	6,569
Revenues	Rs.	9,017	Rs.	7,679	Rs.	7,436
Expenses		8,117		6,554		6,558
Profit for the year	Rs.	900	Rs.	1,125	Rs.	878
Company’s share of profits for the year	Rs.	461	Rs.	577	Rs.	449
Carrying value of the Company’s investment (1)	Rs.	3,307	Rs.	2,714	Rs.	2,464
Translation adjustment arising out of translation of foreign currency balances	Rs.	438	Rs.	306	Rs.	241

(1)	Includes Rs.181 representing the goodwill on acquisition of investment.

During the year ended March 31 2020, the Company recognized an amount of Rs.392, representing its share of dividend declared by the equity accounted investee, Reddy Kunshan. The amount of dividend is adjusted against the carrying amount of investment in the consolidated statement of financial position.

Details of the Company’s investment in DRES Energy Private Limited:

	As of/for the Year Ended March 31,
	2021		2020		2019
Carrying value of the Company’s investment	Rs.	68	Rs.	49	Rs.	65
Company’s share of profits for the year		19		(16)		(11)